5. Restricted cash (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash Tables
Schedule of restricted cash
	12/31/2017	12/31/2016
Deposits in guarantee of letter of credit	60,423	15,721
Escrow deposits (a)	71,110	67,345
Escrow deposits - Leases (b)	116,131	78,015
Other deposits (c)	20,383	7,688
Total	268,047	168,769